SEGMENTED INFORMATION - Geographic segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segmented Information
Metal sales	$ 3,497.3	$ 3,212.6
Property, plant and equipment	6,340.0	5,519.1
United States
Segmented Information
Metal sales	1,031.0	1,214.4
Property, plant and equipment	1,765.0	1,315.6
Russian Federation
Segmented Information
Metal sales	734.4	627.7
Property, plant and equipment	337.4	423.9
Brazil
Segmented Information
Metal sales	856.3	663.1
Property, plant and equipment	1,749.3	1,585.5
Chile
Segmented Information
Metal sales	61.2	113.6
Property, plant and equipment	394.1	358.2
Mauritania
Segmented Information
Metal sales	532.8	307.8
Property, plant and equipment	1,932.4	1,594.8
Ghana
Segmented Information
Metal sales	281.6	286.0
Property, plant and equipment	$ 161.8	$ 241.1